Goldman Sachs Income Builder Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs Income Builder Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 628
Expense Example, with Redemption, 3 Years	821
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,630
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	259
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	906
Expense Example, with Redemption, 10 Years	1,987
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	750
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	371
Expense Example, with Redemption, 10 Years	846
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	322
Expense Example, with Redemption, 10 Years	$ 738